Leases - Schedule of Amounts Relating to Leases were Presented on the Unaudited Condensed Balance Sheets (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Components of Lease Expense [Abstract]
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Operating lease assets	Operating lease assets	Operating lease assets
Operating lease assets	$ 1,695,171	$ 1,879,729	$ 1,616,198
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Operating lease liabilities	Operating lease liabilities	Operating lease liabilities
Operating lease liabilities	$ 170,774	$ 183,981	$ 141,691
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Operating lease liabilities	Operating lease liabilities	Operating lease liabilities
Operating lease liabilities	$ 1,813,828	$ 1,943,487	$ 1,514,044
Total lease liabilities	$ 1,984,602	$ 2,127,468	$ 1,655,735